FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2025
Fair Value Measurement [Abstract]
Disclosure of financial assets
The following table provides the allocation of financial instruments and their associated classifications as at June 30, 2025:

US$ MILLIONS Financial Instrument Classification
MEASUREMENT BASIS	Fair value through profit or loss	Fair value through OCI	Amortized Cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$2,342	$2,342
Accounts receivable and other	—	—	7,622	7,622
Financial assets (current and non-current)(1)	530	28	240	798
Total	$530	$28	$10,204	$10,762

Financial liabilities
Corporate borrowings	$—	$—	$4,988	$4,988
Non-recourse borrowings (current and non-current)	—	—	47,640	47,640
Accounts payable and other	—	—	4,142	4,142
Financial liabilities (current and non-current)(1)	774	—	2,393	3,167
Lease liabilities	—	—	5,083	5,083
Preferred shares(2)	—	—	20	20
Total	$774	$—	$64,266	$65,040
1.Derivative instruments which are elected for hedge accounting totaling $246 million are included in financial assets and $593 million of derivative instruments are included in financial liabilities.
2.$20 million of preferred shares issued to subsidiaries of Brookfield.
The following table provides the allocation of financial instruments and their associated classifications as at December 31, 2024:

US$ MILLIONS Financial Instrument Classification
MEASUREMENT BASIS	Fair value through profit or loss	Fair value through OCI	Amortized Cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$2,071	$2,071
Accounts receivable and other	—	—	7,130	7,130
Financial assets (current and non-current)(1)	1,214	25	156	1,395
Total	$1,214	$25	$9,357	$10,596

Financial liabilities
Corporate borrowings	$—	$—	$4,542	$4,542
Non-recourse borrowings (current and non-current)	—	—	46,552	46,552
Accounts payable and other	—	—	4,344	4,344
Financial liabilities (current and non-current)(1)	414	—	2,366	2,780
Lease liabilities	—	—	5,117	5,117
Preferred shares(2)	—	—	20	20
Total	$414	$—	$62,941	$63,355
1.Derivative instruments which are elected for hedge accounting totaling $582 million are included in financial assets and $267 million of derivative instruments are included in financial liabilities.
2.$20 million of preferred shares issued to subsidiaries of Brookfield.

Disclosure of financial liabilities
The following table provides the allocation of financial instruments and their associated classifications as at June 30, 2025:

US$ MILLIONS Financial Instrument Classification
MEASUREMENT BASIS	Fair value through profit or loss	Fair value through OCI	Amortized Cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$2,342	$2,342
Accounts receivable and other	—	—	7,622	7,622
Financial assets (current and non-current)(1)	530	28	240	798
Total	$530	$28	$10,204	$10,762

Financial liabilities
Corporate borrowings	$—	$—	$4,988	$4,988
Non-recourse borrowings (current and non-current)	—	—	47,640	47,640
Accounts payable and other	—	—	4,142	4,142
Financial liabilities (current and non-current)(1)	774	—	2,393	3,167
Lease liabilities	—	—	5,083	5,083
Preferred shares(2)	—	—	20	20
Total	$774	$—	$64,266	$65,040
1.Derivative instruments which are elected for hedge accounting totaling $246 million are included in financial assets and $593 million of derivative instruments are included in financial liabilities.
2.$20 million of preferred shares issued to subsidiaries of Brookfield.
The following table provides the allocation of financial instruments and their associated classifications as at December 31, 2024:

US$ MILLIONS Financial Instrument Classification
MEASUREMENT BASIS	Fair value through profit or loss	Fair value through OCI	Amortized Cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$2,071	$2,071
Accounts receivable and other	—	—	7,130	7,130
Financial assets (current and non-current)(1)	1,214	25	156	1,395
Total	$1,214	$25	$9,357	$10,596

Financial liabilities
Corporate borrowings	$—	$—	$4,542	$4,542
Non-recourse borrowings (current and non-current)	—	—	46,552	46,552
Accounts payable and other	—	—	4,344	4,344
Financial liabilities (current and non-current)(1)	414	—	2,366	2,780
Lease liabilities	—	—	5,117	5,117
Preferred shares(2)	—	—	20	20
Total	$414	$—	$62,941	$63,355
1.Derivative instruments which are elected for hedge accounting totaling $582 million are included in financial assets and $267 million of derivative instruments are included in financial liabilities.
2.$20 million of preferred shares issued to subsidiaries of Brookfield.

Carrying and fair values of financial assets
The following table provides the carrying values and fair values of financial instruments as at June 30, 2025 and December 31, 2024:

	June 30, 2025		December 31, 2024
US$ MILLIONS	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets
Cash and cash equivalents	$2,342	$2,342	$2,071	$2,071
Accounts receivable and other	7,622	7,622	7,130	7,130
Financial assets (current and non-current)	798	798	1,395	1,395
Total	$10,762	$10,762	$10,596	$10,596

Financial liabilities
Corporate borrowings(1)	$4,988	$4,964	$4,542	$4,533
Non-recourse borrowings (current and non-current)(2)	47,640	47,470	46,552	46,388
Accounts payable and other	4,142	4,142	4,344	4,344
Financial liabilities (current and non-current)	3,167	3,167	2,780	2,780
Preferred shares(3)	20	20	20	20
Total	$59,957	$59,763	$58,238	$58,065
1.Corporate borrowings are classified under level 1 of the fair value hierarchy; quoted prices in an active market are available.
2.Non-recourse borrowings are classified under level 2 of the fair value hierarchy with the exception of certain borrowings at our U.K. port operation and global intermodal logistics operation, which are classified under level 1. For level 2 fair values, future cash flows are estimated based on observable forward interest rates at the end of the reporting period.
3.$20 million of preferred shares issued to subsidiaries of Brookfield.
The fair value of our partnership’s financial assets and financial liabilities are measured at fair value on a recurring basis. The following table summarizes the valuation techniques and significant inputs for Brookfield Infrastructure’s financial assets and financial liabilities:

US$ MILLIONS	Fair value hierarchy	June 30, 2025	December 31, 2024
Marketable securities	Level 1(1)	$49	$91
Foreign currency forward contracts	Level 2(2)
Financial asset		$13	$78
Financial liability		207	17
Interest rate swaps & other	Level 2(2)
Financial asset		$307	$671
Financial liability		467	312
Other contracts	Level 3(3)
Financial asset		$189	$399
Financial liability		100	85
1.Valuation technique: Quoted bid prices in an active market.
2.Valuation technique: Discounted cash flow. Future cash flows are estimated based on forward exchange and interest rates (from observable forward exchange and interest rates at the end of the reporting period) and contract forward rates, discounted at a rate that reflects our credit risk and the credit risk of various counterparties.
3.Valuation technique: Discounted cash flow. Future cash flows primarily driven by assumptions concerning the amount and timing of estimated future cash flows and interest rates.

Carrying and fair values of financial liabilities
The following table provides the carrying values and fair values of financial instruments as at June 30, 2025 and December 31, 2024:

	June 30, 2025		December 31, 2024
US$ MILLIONS	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets
Cash and cash equivalents	$2,342	$2,342	$2,071	$2,071
Accounts receivable and other	7,622	7,622	7,130	7,130
Financial assets (current and non-current)	798	798	1,395	1,395
Total	$10,762	$10,762	$10,596	$10,596

Financial liabilities
Corporate borrowings(1)	$4,988	$4,964	$4,542	$4,533
Non-recourse borrowings (current and non-current)(2)	47,640	47,470	46,552	46,388
Accounts payable and other	4,142	4,142	4,344	4,344
Financial liabilities (current and non-current)	3,167	3,167	2,780	2,780
Preferred shares(3)	20	20	20	20
Total	$59,957	$59,763	$58,238	$58,065
1.Corporate borrowings are classified under level 1 of the fair value hierarchy; quoted prices in an active market are available.
2.Non-recourse borrowings are classified under level 2 of the fair value hierarchy with the exception of certain borrowings at our U.K. port operation and global intermodal logistics operation, which are classified under level 1. For level 2 fair values, future cash flows are estimated based on observable forward interest rates at the end of the reporting period.
3.$20 million of preferred shares issued to subsidiaries of Brookfield.
The fair value of our partnership’s financial assets and financial liabilities are measured at fair value on a recurring basis. The following table summarizes the valuation techniques and significant inputs for Brookfield Infrastructure’s financial assets and financial liabilities:

US$ MILLIONS	Fair value hierarchy	June 30, 2025	December 31, 2024
Marketable securities	Level 1(1)	$49	$91
Foreign currency forward contracts	Level 2(2)
Financial asset		$13	$78
Financial liability		207	17
Interest rate swaps & other	Level 2(2)
Financial asset		$307	$671
Financial liability		467	312
Other contracts	Level 3(3)
Financial asset		$189	$399
Financial liability		100	85
1.Valuation technique: Quoted bid prices in an active market.
2.Valuation technique: Discounted cash flow. Future cash flows are estimated based on forward exchange and interest rates (from observable forward exchange and interest rates at the end of the reporting period) and contract forward rates, discounted at a rate that reflects our credit risk and the credit risk of various counterparties.
3.Valuation technique: Discounted cash flow. Future cash flows primarily driven by assumptions concerning the amount and timing of estimated future cash flows and interest rates.